Allowance for Loan Losses and Recorded Investment in Loans (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan losses:
Beginning Balance				$ 2,894				$ 2,708	$ 2,894	$ 2,708
Provision charged to expense	231	225	216	216	228	354	340	319	888	1,241
Losses charged off									(1,515)	(1,233)
Recoveries									133	178
Ending Balance	2,400				2,894				2,400	2,894
Ending balance: individually evaluated for impairment	714				1,389				714	1,389
Ending balance: collectively evaluated for impairment	1,686				1,505				1,686	1,505
Loans:
Ending balance: individually evaluated for impairment	1,868				6,330				1,868	6,330
Ending balance: collectively evaluated for impairment	313,886				303,172				313,886	303,172
Commercial
Allowance for loan losses:
Beginning Balance				412				598	412	598
Provision charged to expense									175	457
Losses charged off									(337)	(645)
Recoveries									4	2
Ending Balance	254				412				254	412
Ending balance: individually evaluated for impairment	92				238				92	238
Ending balance: collectively evaluated for impairment	162				174				162	174
Loans:
Ending balance: individually evaluated for impairment	112				655				112	655
Ending balance: collectively evaluated for impairment	52,174				54,481				52,174	54,481
Commercial Real Estate
Allowance for loan losses:
Beginning Balance				1,609				1,347	1,609	1,347
Provision charged to expense									27	378
Losses charged off									(555)	(130)
Recoveries									35	14
Ending Balance	1,116				1,609				1,116	1,609
Ending balance: individually evaluated for impairment	622				1,151				622	1,151
Ending balance: collectively evaluated for impairment	494				458				494	458
Loans:
Ending balance: individually evaluated for impairment	1,756				5,675				1,756	5,675
Ending balance: collectively evaluated for impairment	156,558				139,297				156,558	139,297
Residential
Allowance for loan losses:
Beginning Balance				90				116	90	116
Provision charged to expense									229	28
Losses charged off									(235)	(59)
Recoveries									8	5
Ending Balance	92				90				92	90
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	92				90				92	90
Loans:
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	83,870				82,832				83,870	82,832
Installment
Allowance for loan losses:
Beginning Balance				141				200	141	200
Provision charged to expense									308	183
Losses charged off									(388)	(399)
Recoveries									86	157
Ending Balance	147				141				147	141
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	147				141				147	141
Loans:
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	21,284				26,562				21,284	26,562
Unallocated
Allowance for loan losses:
Beginning Balance				642				447	642	447
Provision charged to expense									149	195
Losses charged off									0	0
Recoveries									0	0
Ending Balance	791				642				791	642
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	791				642				791	642
Loans:
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	$ 0				$ 0				$ 0	$ 0